CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	€ (1,704)	€ 1,512	€ (338)
Foreign currency translation adjustments	410	(61)	(146)
Provision for retirement indemnities	(38)	374
Comprehensive income (loss), net of tax	€ (1,332)	€ 1,825	€ (483)